DERIVATIVE INSTRUMENTS - Activity and Location of Outstanding Derivatives (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 EUR (€)	Feb. 28, 2018 EUR (€)	Mar. 31, 2017	Nov. 30, 2015
Activity related to company's outstanding derivative contracts and location
Gains (losses) related to foreign exchange hedges designated as effective	$ (0.1)	$ (0.5)	$ (0.9)
Ineffectiveness recorded		0.1	0.1
Amount expected to be reclassified in the coming 12 months	0.2
Unrealized gain (loss) on net investment hedges	29.6	(46.1)	7.9
Senior Notes Due 2023
Activity related to company's outstanding derivative contracts and location
Principal amount of debt | €				€ 300.0
Interest Rate (as a percent)				5.25%			5.25%
Senior Notes Due March 2022
Activity related to company's outstanding derivative contracts and location
Principal amount of debt | €				€ 400.0
Interest Rate (as a percent)				4.50%		4.50%
Not designated as hedging instrument. | BrandLoyalty term loans
Activity related to company's outstanding derivative contracts and location
Hedged amount | €					€ 500.0
Cost of operations
Activity related to company's outstanding derivative contracts and location
Reclassifications out of accumulated other comprehensive income (loss) into net income	0.2	0.2	(0.6)
Net investment hedge
Activity related to company's outstanding derivative contracts and location
Ineffectiveness recorded	0.0	0.0	0.0
Net investment hedge | Senior Notes Due March 2022
Activity related to company's outstanding derivative contracts and location
Hedged amount | €				€ 200.0
Net investment hedge | BrandLoyalty term loans
Activity related to company's outstanding derivative contracts and location
Hedged amount | €					€ 640.0
Foreign currency exchange forward contracts | General and administrative
Activity related to company's outstanding derivative contracts and location
Gains (losses) on derivative instruments	$ 10.6	$ 12.5	$ (0.1)